Provision for legal proceedings and judicial deposits - Contingent assets - Additional Information (Detail) - Legal proceedings contingent assets [member] - Comgas [member] - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 06, 2019
Contingent assets
Contingent asset recognized for tax contingencies	R$ 932,000
Indemnity proceeding due to the economic and financial imbalance of the Concession Agreement	R$ 658,096
ARSESP 933 Resolution [Member]
Contingent assets
Indemnity proceeding due to the economic and financial imbalance of the Concession Agreement		R$ 683,358